Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 434,465	$ 382,620	$ 277,716
Accounts receivable, net of allowances of $2,065, $3,196 and $3,466 as of December 31, 2017 and 2018 and March 31, 2019 (unaudited), respectively	109,837	100,528	85,133
Income tax receivable	1,141	893	1,713
Prepaid and other current assets	20,811	16,267	24,331
Total current assets	566,254	500,308	388,893
Property and equipment, net	36,918	35,864	34,209
Deferred taxes	6,879	6,873	4,425
Goodwill	3,661,794	3,683,961	3,695,640
Intangible assets, net	891,958	956,261	1,194,499
Other assets, net	16,669	11,382	9,398
Total assets	5,180,472	5,194,649	5,327,064
Current liabilities:
Accounts payable	10,052	9,742	9,657
Accrued liabilities and other	40,873	52,055	39,593
Accrued interest payable	863	290	11,632
Income taxes payable	17,878	15,682	9,049
Current portion of deferred revenue	285,212	270,433	241,513
Current debt obligation	19,900	19,900	16,950
Total current liabilities	374,778	368,102	328,394
Long-term liabilities:
Deferred revenue, net of current portion	26,578	25,699	20,278
Non-current deferred taxes	137,454	147,144	167,523
Other long-term liabilities	133,902	133,532	148,121
Long-term debt, net of current portion	1,901,383	1,904,072	2,245,622
Total liabilities	2,574,095	2,578,549	2,909,938
Commitments and contingencies (Note 16)
Redeemable convertible Class A common stock, $0.001 par value: 5,755,000 shares authorized and 2,661,030 shares issued and outstanding as of December 31, 2017; no shares authorized, issued or outstanding as of December 31, 2018 and March 31, 2019 (unaudited), respectively	0	0	3,146,887
Stockholders’ equity (deficit):
Common stock, $0.001 par value: 233,000,000 shares authorized and 100,734,056 shares issued and outstanding as of December 31, 2017; 1,000,000,000 shares authorized and 304,942,415 and 306,405,049 shares issued and outstanding as of December 31, 2018 and March 31, 2019 (unaudited), respectively	306	305	101
Preferred stock, $0.001 par value: no shares authorized, issued and outstanding as of December 31, 2017; 50,000,000 shares authorized and no shares issued and outstanding as of December 31, 2018 and March 31, 2019 (unaudited), respectively	0	0	0
Additional paid-in capital	3,019,652	3,011,080	0
Accumulated other comprehensive income (loss)	(10,665)	17,043	75,294
Accumulated deficit	(402,916)	(412,328)	(805,156)
Total stockholders’ equity (deficit)	2,606,377	2,616,100	(729,761)
Total liabilities, redeemable convertible common stock and stockholders’ equity (deficit)	$ 5,180,472	$ 5,194,649	$ 5,327,064